SEI INSTITUTIONAL INVESTMENTS TRUST

Core Fixed Income Fund
(the "Fund")

Supplement Dated March 9, 2016
to the Prospectus dated September 30, 2015,
as amended on December 30, 2015 and January 15, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text relating to J.P. Morgan Investment Management Inc. is hereby deleted.

In addition, under the heading "Core Fixed Income Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1003 (3/16)

SEI INSTITUTIONAL INVESTMENTS TRUST

Core Fixed Income Fund
(the "Fund")

Supplement Dated March 9, 2016
to the Statement of Additional Information ("SAI") dated September 30, 2015, as amended on December 30, 2015 and January 15, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Advisers

Under the sub-heading "J.P. Morgan Investment Management Inc.," under the heading "The Sub-Advisers," under the section entitled "The Adviser and The Sub-Advisers," all references to the Fund are hereby deleted.

In addition, under the sub-heading "JPMIM," under the heading "Portfolio Management," under the section entitled "The Adviser and The Sub-Advisers," all references to the Fund are hereby deleted.

In addition, under the same sub-heading, the chart and its corresponding footnotes are hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in thousands)	Number of Accounts	Total Assets (in thousands)	Number of Accounts	Total Assets (in thousands)
Robert Cook	8	$5,828,474	16	$14,328,140	14	$3,737,986
Thomas Hauser	8	$5,828,474	16	$14,328,140	14	$3,737,986
Eytan M. Shapiro, CFA	4	$1,892,761	4	$602,612	3	$408,724

None of the accounts listed above are subject to a performance-based advisory fee.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1004 (3/16)